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                  STATE FARM LIFE AND ACCIDENT ASSURANCE COMPANY
                               ONE STATE FARM PLAZA
                         BLOOMINGTON, ILLINOIS 61710-0001



                                   May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               RE: State Farm Life and Accident Assurance Company Variable Annuity Separate Account (File No. 333-57579)

Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and statement of additional information that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 28, 2000.

     Please contact the undersigned at 309-735-6701 if you have any questions about this filing.

                                        Sincerely,

                                        /s/ Brian Lord

                                        Brian Lord